PROVISIONS, CONTINGENCIES AND COMMITMENTS - Operating Lease Maturities (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments		$ 300	€ 290
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 94		90
After one year but not more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	169		163
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 37		€ 37